Property, Plant and Equipment (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Feb. 23, 2023
Property, Plant and Equipment [Line Items]
Depreciation		$ 1,500	$ 1,200	$ 4,634	$ 2,387	$ 3,894	$ 18,731
Rapairs and maintenance expense						140	76
Gains losses on sales of assets							4,100
Proceeds from sale				215		2,500	2,800
Equipment held for sale						2,700	6,900
Impairment charges			41	130	418	575	47,372
Assets fair value		51,868		51,868		48,864	43,705
Equipment held for sale		28		28		107	295
Loss on sale of fixed assets			$ (373)	(21)	(404)	(398)	(4,089)
Outstanding on equipment held for sale		28		28
Third Party [Member]
Property, Plant and Equipment [Line Items]
Equipment held for sale								$ 133
Miners [Member]
Property, Plant and Equipment [Line Items]
Gains losses on sales of assets						398
Impairment charges						410	47,400
Equipment fair value							1,900
Equipment [Member]
Property, Plant and Equipment [Line Items]
Gains losses on sales of assets						147
Equipment held for sale		236		236
Impairment charges							1,900
Value of equipment disposed							1,700
Impairment charges							700
Power Supply Units [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					165	165
S9 Miners [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							39,400
M20 and M21 [Member]
Property, Plant and Equipment [Line Items]
Impairment charges							1,800
Equipment fair value							295
Vendor [Member]
Property, Plant and Equipment [Line Items]
Equipment fair value							916
Assets fair value							2,800
M Thirty One Miners [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					84
S Nineteen Miners [Member]
Property, Plant and Equipment [Line Items]
Impairment charges					$ 169
Project Sophie [Member]
Property, Plant and Equipment [Line Items]
Equipment held for sale		$ 82		$ 82
NYDIG ABL LLC [Member]
Property, Plant and Equipment [Line Items]
Value of collateralized assets repossessed	$ 3,400								$ 3,400
Proceeds from collateralized assets	$ 3,400
Gains losses on sales of assets						$ 251
Collaterlized assets							$ 2,400